Post-Employment Benefits (Details) (AbbVie Sponsored Plans, USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Post-Employment Benefits
Defined benefit pension and other post-employment plans assets recognized	$ 0
Defined benefit pension and other post-employment plans liabilities recognized	0
Net Periodic Benefit Cost
Contribution by employer	145
Defined benefit plans
Assumption of obligations for pension and other post-employment benefits
Accumulated benefit obligations	2,407
Deferred losses	(1,392)
Projected benefit obligations	2,873
Fair value of assets	2,252
Net liability	621
Net Periodic Benefit Cost
Service cost	47	4
Interest cost	48	8
Expected return on plan assets	(66)	(5)
Amortization of actuarial losses and prior service costs	28
Net periodic pension benefit cost	57	7
Other post-employment plans
Assumption of obligations for pension and other post-employment benefits
Accumulated benefit obligations	270
Deferred losses	(46)
Projected benefit obligations	270
Net liability	270
Net Periodic Benefit Cost
Service cost	6
Interest cost	6
Net periodic pension benefit cost	$ 12